NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2019
NONCONTROLLING INTEREST
NONCONTROLLING INTEREST

NOTE 10 - NONCONTROLLING INTEREST

Noncontrolling interest are classified as a separate line item in the equity section and disclosures in the Company's consolidated financial statements have distinguished the interest of the Company from the interest of noncontrolling interest holders. Xishe Xianglin (Tianjin) Business Operation & Management Co. Ltd. was 49% owned by nonrelated third parties as of December 31, 2019 and 2018, respectively.

Noncontrolling interest consists of following at December 31, 2019:

Amount
Noncontrolling interest at December 31, 2017	$—
Net loss attributable to noncontrolling interest	(21,843)
Foreign currency translation adjustment attributable to noncontrolling interest	(823)
Noncontrolling interest at December 31, 2018	(22,666)
Net loss attributable to noncontrolling interest	(153,742)
Foreign currency translation adjustment attributable to noncontrolling interest	(2,398)
Noncontrolling interest at December 31, 2019	$(178,806)